Multiemployer Pension Plans (Tables)	12 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Schedule of Multiemployer Pension Plans

					Cash Contributions by the Company
		PPA Zone Status			Successor		Predecessor
Plan	EIN Number	2014	2013	FIP/RP Status	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013	Surcharge Imposed
GCC-IBT Fund	52-6118568	Red	Red	Implemented	$99	$25	$16	$160	Yes
PACE Fund	11-6166763	Red	Red	Implemented	197	60	34	266	Yes

Total					$296	$85	$50	$426